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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           14

Form 13F Information Table Value Total        14,198
                                          (thousands)

List of Other Included Managers: None


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
                COLUMN 1                     COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------------------------------ ----------------------------------------------------------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS    CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
CNF TRUST I $2.50 SERIES A DUE 6/1/12    CONVERTIBLE PFD 12612V205      668    15,000 SH       SOLE                  --     --   --
DUKE ENERGY CORP 8.25% EQTY UNTS         CONVERTIBLE PFD 264399585    1,739    63,800 SH       SOLE                  --     --   --
EQUITY RESIDENTIAL 7.25% CV PFD G        CONVERTIBLE PFD 29476L859    1,375    57,000 SH       SOLE                  --     --   --
HEALTHCARE REALTY TRUST CV DEB           CONVERTIBLE DEB 421946AA2      732   750,000 PRN      SOLE                  --     --   --
KERR MCGEE CORP CV DEB                   CONVERTIBLE DEB 492386AL1    1,491 1,500,000 PRN      SOLE                  --     --   --
MAGNA INTERNATIONAL INC CV DEB           CONVERTIBLE DEB 559222AG9    1,423 1,500,000 PRN      SOLE                  --     --   --
MIRANT TRUST I $3.125 CV PFD DUE 10/1/30 CONVERTIBLE PFD 60467Q102      745    10,000 SH       SOLE                  --     --   --
NATIONAL AUSTRALIA BANK $1.96875 EX CAPS CONVERTIBLE PFD 632525309      812    30,000 SH       SOLE                  --     --   --
NORAM ENERGY CORP CV DEB                 CONVERTIBLE DEB 655419AC3      236   250,000 PRN      SOLE                  --     --   --
NRG ENERGY INC 6.50% EQUITY UNITS        CONVERTIBLE PFD 629377201      660    20,000 SH       SOLE                  --     --   --
OMNICARE INC CV DEB                      CONVERTIBLE DEB 681904AD0    1,305 1,500,000 PRN      SOLE                  --     --   --
RECKSON ASSOCIATES $1.90625 CV PFD       CONVERTIBLE PFD 75621K205    1,075    50,000 SH       SOLE                  --     --   --
ROUSE COMPANY $3.00 CV PFD SERIES B      CONVERTIBLE PFD 779273309    1,339    35,000 SH       SOLE                  --     --   --
SEMCO ENERGY INC $1.10 FELINE PRIDES     CONVERTIBLE PFD 78412D307      599    50,000 SH       SOLE                  --     --   --
                                                                     14,198


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